Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax expense at U.S. federal statutory rate			$ 52,090	$ 77,257	$ 66,345
Tax adjustment related to REIT			(50,395)	(70,619)	(63,669)
State and local income taxes, net of federal income tax benefit			1,222	2,039	1,461
Book expenses not deductible for tax purposes			3,156	4,144	1,926
Stock-based compensation			(2,033)	(1,177)	1,090
Valuation allowance			(1,031)	(1,032)	3,813
Rate change			(182)		(80)
Undistributed earnings of foreign subsidiaries			(78)	(102)	(393)
Deferred tax adjustment due to REIT conversion				(17,031)
Other differences, net			1,911	2,299	204
Income tax expense	$ 1,010	$ 1,536	$ 4,660	$ (4,222)	$ 10,697